SEGMENT REPORTING - Schedule of Segment Assets, Liabilities and Equity (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting Information [Line Items]
Assets	$ 205,704	$ 157,181
Liabilities	187,853	139,264
Operating Segments
Segment Reporting Information [Line Items]
Assets	197,088	148,445
Liabilities	180,436	131,656
Equity	16,652	16,789
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Assets	172,625	125,612
Liabilities	160,190	116,549
Equity	12,435	9,063
Operating Segments | P&C
Segment Reporting Information [Line Items]
Assets	12,294	12,780
Liabilities	8,302	8,936
Equity	3,992	3,844
Operating Segments | Corporate & Other
Segment Reporting Information [Line Items]
Assets	12,169	10,053
Liabilities	11,944	6,171
Equity	$ 225	$ 3,882